SEGMENT (Tables)	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Schedule of segment reporting information

	Rental	Education	Others	Construction	Real Estate	Total for the year ended March 31, 2024
Revenue from external customers	$8,019,186	$1,361,799	$–	$–	$–	$9,380,985
Revenue from inter segment	$93,442	$–	$–	$–	$–	$93,442
Cost of revenue	$6,325,094	$516,042	$–	$–	$–	$6,841,136
Gross profit	$1,694,092	$845,757	$–	$–	$–	$2,539,849
Interest Expenses	$5,809,605	$25,647	$–	$–	$198	$5,835,450
Depreciation & amortization	$2,402,707	$4,334	$2,721	$–	$–	$2,409,762
Income tax provision	$574,209	$–	$–	$–	$–	$574,209
Capital expenditure	$–	$–	$–	$–	$–	$–
Segment assets	$83,520,852	$2,188,961	$2,074,416	$73,860	$1,612	$87,859,701
Segment profit (loss)	$1,487,226	$(330,147)	$(105,045)	$(84,587)	$(198)	$967,249

	Rental	Education	Construction	Real Estate	Total for the year ended March 31, 2023
Revenue from external customers	$7,090,140	$1,342,371	$–	$–	$8,432,511
Revenue from inter segment	$23,956	$–	$–	$–	$23,956
Cost of revenue	$3,899,012	$770,179	$–	$–	$4,669,191
Gross profit	$3,191,128	$572,192	$–	$–	$3,763,320
Interest Expenses	$2,659,131	$37,351	$6,154	$159,792	$2,862,429
Depreciation & amortization	$1,341,355	$19,856	$–	$–	$1,361,211
Income tax recovery	$786,857	$70,514	$–	$4,493	$861,864
Capital expenditure	$17,311,573	$125,650	$–	$–	$17,437,223
Segment assets	$92,514,173	$3,637,457	$–	$49,996	$96,201,626
Segment profit (loss)	$(2,941,734)	$(452,205)	$(6,154)	$(172,015)	$(3,572,108)

	Rental	Education	Construction	Real Estate	Total for the year ended March 31, 2022
Revenue from external customers	$2,298,198	$669,442	$8,117	$2,272,704	$5,248,461
Revenue from inter segment	$136,977	$–	$–	$–	$136,977
Cost of revenue	$1,322,188	$319,913	$4,663	$990,261	$2,637,025
Gross profit	$976,010	$349,529	$3,454	$1,282,443	$2,611,436
Interest Expenses	$657,961	$17,554	$25,415	$205,468	$906,398
Depreciation & amortization	$494,729	$–	$–	$–	$494,729
Income tax recovery	$(34,800)	$22,942	$1,323	$323,302	$312,767
Capital expenditure	$11,464,280	$591,326	$–	$–	$12,055,606
Segment assets	$24,296,502	$4,395,712	$186,005	$7,348,365	$36,226,584
Segment profit (loss)	$(338,321)	$(388,908)	$(20,945)	$691,700	$(56,474)